6. RELATED PARTY TRANSACTIONS	12 Months Ended
Jun. 30, 2012
Related Party Transactions Disclosure [Text Block]
6.  RELATED PARTY TRANSACTIONS

During the period from inception to June 30, 2012, the President has taken initiative to organize, source, secure funding for the Company, provide consulting and management services to the Company and provide necessary office space for the Company.  The Company has booked related party transactions of general and administrative fees of $36,000 (June 30, 2011 – $51,871) and management fees of $24,000 (June 30, 2011 - $24,000). $100,000 of the related party transaction fees incurred in the period of September 3, 2009 to June 30, 2010, were settled by the Company by issuing to the President and parties related to the President 10,000,000 common shares at $0.01 per common share in the fiscal year ended at June 30, 2010.

As of June 30, 2012, the President had loaned the Company $61,654 (June 30, 2011 - $59,565).  The loan is non-interest bearing, due on demand and unsecured.